QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($)		3 Months Ended																7 Months Ended	12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Schedule of Quarterly Financial Information [Line Items]
Revenues		$ 3,516,000,000	[1]	$ 3,382,000,000	[1]	$ 3,938,000,000	[1]	$ 3,771,000,000	[1]	$ 4,869,000,000	[2]	$ 5,317,000,000	[2]	$ 5,136,000,000	[2]	$ 4,679,000,000	[2]		$ 14,607,000,000	[1],[3]	$ 20,001,000,000	[2],[3]	$ 19,331,000,000	[3]
Operating (loss) income		(4,097,000,000)	[4],[5],[6]	(3,964,000,000)	[4],[5],[6]	(2,421,000,000)	[4],[5],[6]	(3,030,000,000)	[4],[5],[6]	(3,394,000,000)	[7],[8]	1,033,000,000	[7],[8]	1,042,000,000		1,021,000,000			(13,512,000,000)	[4],[5],[6]	(298,000,000)	[7],[8]	4,820,000,000
Net (loss) income from continuing operations		(4,090,000,000)		(3,815,000,000)		(1,828,000,000)	[9]	(2,447,000,000)		(2,803,000,000)	[10],[11]	634,000,000	[10],[11]	582,000,000	[10],[11]	565,000,000			(12,180,000,000)	[9]	(1,022,000,000)	[10],[11]	3,053,000,000
Net income (loss) from discontinued operations		(4,000,000)	[5]	25,000,000		29,000,000		41,000,000		68,000,000		70,000,000		78,000,000		61,000,000			91,000,000	[12]	277,000,000		388,000,000
Net (loss) income		(4,094,000,000)		(3,790,000,000)		(1,799,000,000)		(2,406,000,000)		(2,735,000,000)		704,000,000		660,000,000		626,000,000			(12,089,000,000)		(745,000,000)		3,441,000,000
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends		(24,000,000)		24,000,000		26,000,000		42,000,000		79,000,000		104,000,000		133,000,000		82,000,000			68,000,000		398,000,000		598,000,000
Discontinued operations		(11,000,000)		(16,000,000)		(26,000,000)		(26,000,000)		(38,000,000)		(48,000,000)		(45,000,000)		(34,000,000)			(79,000,000)		(165,000,000)		(185,000,000)
Net loss attributable to common stockholders		$ (4,081,000,000)	[2],[7],[8],[10],[11]	$ (3,830,000,000)	[2],[7],[8],[10],[11]	$ (1,851,000,000)	[2],[7],[8],[9],[10],[11]	$ (2,474,000,000)		$ (2,852,000,000)	[2],[7],[8],[10],[11]	$ 552,000,000	[2],[7],[8],[10],[11]	$ 482,000,000	[2],[10],[11]	$ 510,000,000	[2]		$ (12,236,000,000)	[2],[7],[8],[9],[10],[11]	$ (1,308,000,000)	[2],[7],[8],[10],[11]	$ 2,658,000,000
Basic net (loss) income per share attributable to common stockholders:																			$ (11.31)		$ (1.26)		$ 2.65
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share		$ (0.01)	[5]	$ 0.01		$ 0.00		$ 0.02		$ 0.03		$ 0.02		$ 0.03		$ 0.03			0.01	[5]	0.11
Income (Loss) from Continuing Operations, Per Basic and Diluted Share		(3.46)	[1],[4],[5],[6]	(3.59)	[1],[4],[5],[6]	(1.78)	[1],[4],[5],[6],[9]	(2.40)	[1],[4],[5],[6]	(2.78)	[7],[8],[10],[11]	0.51	[7],[8],[10],[11]	0.43	[10],[11]	0.46			(11.32)	[1],[4],[5],[6],[9]	(1.37)	[7],[8],[10],[11]
Earnings Per Share, Basic and Diluted		$ (3.47)		$ (3.58)		$ (1.78)		$ (2.38)		$ (2.75)		$ 0.53		$ 0.46		$ 0.49					(1.26)
Continuing operations, diluted																			$ (11.32)		$ (1.37)		$ 2.44
Impairment of Oil and Gas Properties		$ (3,700,000,000)		$ (3,700,000,000)		$ (2,700,000,000)		$ (3,100,000,000)		$ (3,400,000,000)		$ (308,000,000)						$ 0	$ (13,144,000,000)		$ (3,737,000,000)		$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount																			1,749,000,000
Income Tax Expense (Benefit) Adjustments																			(1,374,000,000)	[13]	0		199,000,000	[14]
Impairment of Oil and Gas Properties, Net of Tax		$ 3,700,000,000		$ 3,500,000,000		$ 2,000,000,000		$ 2,400,000,000		$ 2,100,000,000		$ 192,000,000							$ 11,600,000,000		$ 2,300,000,000
Impairment of Oil and Gas Properties, Amount per Share		$ 3.18		$ 3.25		$ 1.90		$ 2.31		$ 2.05		$ 0.18							$ 10.72		$ 2.24
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances		$ (1,400,000,000)		$ (1,100,000,000)		$ (305,000,000)		$ (458,000,000)		$ (22,000,000)		$ (5,000,000)		$ (57,000,000)					$ (3,300,000,000)		$ (84,000,000)		(190,000,000)
Income Tax Expense (Benefit), Changes in Deferred Tax Liabilities and Deferred Tax Asset Valuation Allowances, Amount Per Share		$ (1.21)		$ (1.07)		$ (0.29)		$ (0.44)		$ (0.02)				$ (0.06)					$ (3.09)		$ (0.08)
Charges to Cost of Sales for Asset Impairments, Inventory Write-Downs, Idle/Terminated Rig Costs and Prior Year Tax Assessments, Net of Tax		$ 81,000,000		$ 13,000,000		$ 14,000,000		$ 10,000,000		$ 29,000,000									$ 117,000,000		$ 29,000,000
Charges to Cost of Sales for Asset Impairments, Inventory Write-Downs, Idle/Terminated Rig Costs and Prior Year Tax Assessments, Amount per Share		$ 0.07		$ 0.01		$ 0.01		$ 0.01		$ 0.03									$ 0.11		$ 0.03
Copper and Molybdenum Inventory Adjustments		$ (184,000,000)		$ (91,000,000)		$ (59,000,000)		$ (4,000,000)											$ (338,000,000)		$ (6,000,000)		(3,000,000)
Copper and Molybdenum Inventory Adjustments, Net of Tax		$ 118,000,000		$ 58,000,000		$ 38,000,000		3,000,000											$ 217,000,000
Copper and Molybdenum Inventory Adjustments, Amount Per Share		$ 0.10		$ 0.05		$ 0.04													$ 0.20
Restructuring Costs and Asset Impairment Charges		$ (53,000,000)		$ (95,000,000)															$ (145,000,000)
Restructuring Costs and Asset Impairment Charges, Net of Tax		$ 34,000,000		$ 58,000,000															$ 92,000,000
Restructuring Costs and Asset Impairment Charges, Amount per Share		$ 0.03		$ 0.05															$ 0.08
Insurance Recoveries						$ 92,000,000													$ 92,000,000
Insurance Recoveries, Amount per Share						$ 0.09													$ 0.09
Goodwill impairment										$ 1,700,000,000									$ 0		1,717,000,000		0
Goodwill, Impairment Loss, Net of Tax										$ 1,700,000,000											$ 1,700,000,000
Goodwill, Impairment Loss, Amount per Share										$ 1.65											$ 1.65
Gain (Loss) on Disposition of Assets										$ 671,000,000		46,000,000							39,000,000		$ 717,000,000		0
Gain (Loss) on Disposition of Assets, Net of Tax										$ 450,000,000		$ 31,000,000									$ 481,000,000
Gain (Loss) on Disposition of Assets, Amount per Share										$ 0.04		$ 0.03									$ 0.46
Income Tax Expense (Benefit) Associated with Changes in Foreign Tax Rates and Certain Tax Elections										$ (17,000,000)		$ 54,000,000									$ 37,000,000
Income Tax Expense (Benefit) Associated with Changes in Foreign Tax Rates and Certain Tax Elections, Portion Attributable to Noncontrolling Interest										11,000,000		7,000,000									18,000,000
Income Tax Expense (Benefit) Associated with Changes in Foreign Tax Rates and Certain Tax Elections, Net of Noncontrolling Interest										$ (28,000,000)		$ 47,000,000									$ 19,000,000
Income Tax Expense (Benefit) Associated with Changes in Foreign Tax Rates and Certain Tax Elections, Net of Noncontrolling Interest, Per Share										$ (0.03)		$ 0.04									$ 0.02
Extinguishment of Debt, Gain (Loss), Net of Tax										$ (18,000,000)		$ 17,000,000		$ 4,000,000							$ 3,000,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax										$ (0.02)		$ 0.02
Crude Oil and Natural Gas Swaps [Member]
Schedule of Quarterly Financial Information [Line Items]
Unrealized Gain (Loss) on Hedging Instruments		$ (102,000,000)		$ (74,000,000)		$ (95,000,000)		(48,000,000)		$ 497,000,000		$ 122,000,000		(7,000,000)		$ 15,000,000			(319,000,000)		627,000,000
Unrealized Gain (Loss) on Hedging Instruments, Net of Tax		$ (63,000,000)		$ (46,000,000)		$ (59,000,000)		$ (30,000,000)		$ 309,000,000		$ 76,000,000		$ (4,000,000)		$ 9,000,000			$ (198,000,000)		$ 389,000,000
Unrealized Gain (Loss) on Hedging Instruments, Amount Per Share		$ (0.18)		$ (0.04)		$ (0.06)		$ (0.03)		$ 0.30		$ 0.07				$ 0.01			$ (0.18)		$ 0.37
Oil and Gas Operations Segment [Member]
Schedule of Quarterly Financial Information [Line Items]
Revenues																			$ 1,994,000,000	[12],[15]	$ 4,710,000,000	[12],[15]	2,616,000,000	[16]
Operating (loss) income																			(14,189,000,000)	[15]	(4,479,000,000)	[15]	450,000,000
Impairment of Oil and Gas Properties	[15]																		(12,980,000,000)		(3,737,000,000)
Charges to Cost of Sales for Asset Impairments, Inventory Write-Downs, Idle/Terminated Rig Costs and Prior Year Tax Assessments		$ 129,000,000		$ 21,000,000		$ 22,000,000		$ 17,000,000		$ 46,000,000									188,000,000		46,000,000
Copper and Molybdenum Inventory Adjustments																			0	[15]	0	[15]	$ 0
Goodwill impairment	[15]																				1,717,000,000
Gain (Loss) on Disposition of Assets	[15]																		$ 0		$ 0

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Revenues are attributed to countries based on the location of the customer.
[4]	Includes charges at oil and gas operations of $17 million ($10 million to net loss attributable to common stockholders or $0.01 per share) in the first quarter, $22 million ($14 million to net loss attributable to common stockholders or $0.01 per share) in the second quarter, $21 million ($13 million to net loss attributable to common stockholders or $0.01 per share) in the third quarter, $129 million ($81 million to net loss attributable to common stockholders or $0.07 per share) in the fourth quarter and $188 million ($117 million to net loss attributable to common stockholders or $0.11 per share) for the year for other asset impairments and inventory write-downs, idle/terminated rig costs and prior year non-income tax assessments related to the California properties.
[5]	Includes charges from continuing mining operations of $4 million ($3 million to net loss attributable to common stockholders) in the first quarter, $59 million ($38 million to net loss attributable to common stockholders or $0.04 per share) in the second quarter, $91 million ($58 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $184 million ($118 million to net loss attributable to common stockholders or $0.10 per share) in the fourth quarter and $338 million ($217 million to net loss attributable to common stockholders or $0.20 per share) for the year associated with inventory adjustments to copper and molybdenum inventories. Additionally, includes charges from continuing mining operations of $92 million ($56 million to net loss attributable to common stockholders or $0.05 per share) in the third quarter, $53 million ($34 million to net loss attributable to common stockholders or $0.03 per share) in the fourth quarter and $145 million ($90 million to net loss attributable to common stockholders or $0.08 per share) for the year associated with impairments, restructuring and other net charges.
[6]	Includes charges of $3.1 billion ($2.4 billion to net loss attributable to common stockholders or $2.31 per share) in the first quarter, $2.7 billion ($2.0 billion to net loss attributable to common stockholders or $1.90 per share) in the second quarter, $3.7 billion ($3.5 billion to net loss attributable to common stockholders or $3.25 per share) in the third quarter, $3.7 billion ($3.7 billion to net loss attributable to common stockholders or $3.18 per share) in the fourth quarter and $13.1 billion ($11.6 billion to net loss attributable to common stockholders or $10.72 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, after-tax impacts to net loss include net tax charges of $458 million ($0.44 per share) in the first quarter, $305 million ($0.29 per share) in the second quarter, $1.1 billion ($1.07 per share) in the third quarter, $1.4 billion ($1.21 per share) in the fourth quarter and $3.3 billion ($3.09 per share) for the year to establish a valuation allowance primarily against U.S. federal alternative minimum tax credits and foreign tax credits, partly offset by a tax benefit related to the impairment of the Morocco oil and gas properties in the third quarter.
[7]	Includes charges of $308 million ($192 million to net income attributable to common stockholders or $0.18 per share) in the third quarter, $3.4 billion ($2.1 billion to net loss attributable to common stockholders or $2.05 per share) in the fourth quarter and $3.7 billion ($2.3 billion to net loss attributable to common stockholders or $2.24 per share) for the year to reduce the carrying value of oil and gas properties pursuant to full cost accounting rules. Additionally, includes charges at the oil and gas operations in the fourth quarter and for the year of (i) $1.7 billion ($1.7 billion to net loss attributable to common stockholders or $1.65 per share) for the impairment of the full carrying value of goodwill and (ii) $46 million ($29 million to net loss attributable to common stockholders or $0.03 per share) for idle/terminated rig costs and inventory write-downs.
[8]	Includes net gains of $46 million ($31 million to net income attributable to common stockholders or $0.03 per share) in the third quarter, $671 million ($450 million to net loss attributable to common stockholders or $0.43 per share) in the fourth quarter and $717 million ($481 million to net loss attributable to common stockholders or $0.46 per share) for the year primarily from the sale of the Candelaria and Ojos del Salado copper mining operations in the fourth quarter (refer to Note 2 for further discussion) and the sale of a metals injection molding plant in the third quarter.
[9]	Includes a gain of $92 million ($0.09 per share) in the second quarter and for the year associated with the net proceeds received from insurance carriers and other third parties related to the shareholder derivative litigation settlement.
[10]	Includes net gains (losses) on early extinguishment of debt totaling $4 million in the second quarter, $17 million ($0.02 per share) in the third quarter, $(18) million ($(0.02) per share) in the fourth quarter and $3 million for the year. Refer to Note 8 for further discussion.
[11]	Includes tax charges of $57 million ($0.06 per share) in the second quarter, $5 million in the third quarter, $22 million ($0.02 per share) in the fourth quarter and $84 million ($0.08 per share) for the year associated with deferred taxes recorded in connection with the allocation of goodwill to the sale of the Eagle Ford shale assets. Additionally, includes net tax charges (benefit) of $54 million ($7 million attributable to noncontrolling interests and $47 million to net income attributable to common stockholders or $0.04 per share) in the third quarter, $(17) million ($11 million attributable to noncontrolling interests and $(28) million to net loss attributable to common stockholders or $(0.03) per share) in the fourth quarter and $37 million ($18 million attributable to noncontrolling interests and $19 million to net loss attributable to common stockholders or $0.02 per share) for the year associated with changes in Chilean tax rules, U.S. federal income tax law and Peruvian tax rules, partially offset by a tax benefit related to changes in U.S. state income tax filing positions.
[12]	Includes net mark-to-market gains associated with crude oil and natural gas derivative contracts totaling $87 million in 2015 and $505 million in 2014.
[13]	Adjustments include net provisions of $1.2 billion associated with an increase in the beginning of the year valuation allowance related to the impairment of U.S. oil and gas properties and $0.2 billion resulting from the termination of PT-FI's Delaware domestication reflecting a $1.5 billion reduction in deferred tax assets during the year, partially offset by a $1.3 billion reduction in the beginning of the year valuation allowance.
[14]	As a result of the oil and gas acquisitions, FCX recognized a net benefit of $199 million, consisting of $190 million associated with net reductions in the beginning of the year valuation allowances, $69 million related to the release of the deferred tax liability on PXP's investment in MMR common stock and $16 million associated with the revaluation of state deferred tax liabilities, partially offset by income tax expense of $76 million associated with the write off of deferred tax assets related to environmental liabilities.
[15]	Includes the results of Eagle Ford prior to its sale in June 2014.
[16]	Includes net mark-to-market losses associated with crude oil and natural gas derivative contracts totaling $334 million for the period from June 1, 2013, to December 31, 2013